Supplemental Oil and Gas Disclosures	12 Months Ended
Dec. 31, 2017
Extractive Industries [Abstract]
Supplemental Oil and Gas Disclosures (Unaudited)

Note 13—Supplemental Oil and Gas Disclosures (Unaudited)

Capitalized Costs

Aggregate amounts of capitalized costs relating to our oil, natural gas and NGL activities and the aggregate amount of related accumulated depletion, depreciation and amortization as of the dates indicated are presented below (in thousands):

	December 31,
	2017	2016
Proved properties	$2,440,811	$2,235,835
Unproved oil and gas properties, not subject to amortization	72,002	72,360

Total oil and gas properties	2,512,813	2,308,195
Less: Accumulated depletion and amortization	(1,423,829)	(1,268,276)

Net capitalized costs	$1,088,984	$1,039,919

Depletion and amortization rate per Boe	$14.85	$13.82

Included in the depletable basis of our proved oil and gas properties is the estimate of our proportionate share of asset retirement costs relating to these properties which are also reflected as asset retirement obligations in the accompanying consolidated balance sheets. At December 31, 2017 and 2016 our oil and gas asset retirement obligations totaled $214.7 million and $220.0 million, respectively.

Costs Incurred for Property Acquisition, Exploration and Development Activities

The following table reflects the costs incurred in oil, natural gas and NGL property acquisition, exploration and development activities during the years indicated (in thousands). Costs incurred also include new asset retirement obligations established in the current year, as well as increases or decreases to the asset retirement obligations resulting from changes to cost estimates during the year.

	Year Ended December 31,
	2017	2016	2015
Property acquisition costs:
Proved properties	$1,108	$77,906	$68,463
Unproved properties, not subject to amortization	5,778	15,919	39,265

Total property acquisition costs	6,886	93,825	107,728
Exploration costs	82,887	27,807	25,908
Development costs	114,846	195,869	228,257

Total costs incurred	$204,619	$317,501	$361,893

Estimated Quantities of Proved Oil, Natural Gas and NGL Reserves

We have employed full-time experienced reserve engineers and geologists who are responsible for determining proved reserves in compliance with SEC guidelines. There are numerous uncertainties inherent in estimating quantities of proved reserves and projecting future rates of production and timing of development expenditures. The reserve data in the following tables only represent estimates and should not be construed as being exact. Our engineering reserve estimates were prepared based upon interpretation of production performance data and sub-surface information obtained from the drilling of existing wells. Our Director of Reserves, internal reservoir engineers and geologists analyzed and prepared reserve estimates on all of our oil and natural gas fields. All of the Company’s proved oil, natural gas and NGL reserves are located offshore in the Gulf of Mexico and lower Gulf Coast regulated by the United States, the State of Louisiana, or the State of Texas.

At December 31, 2017 and 2016, 100% of proved oil, natural gas and NGL reserves attributable to all of the Company’s oil and natural gas properties were estimated and complied for reporting purposes by our reservoir engineers and audited by Netherland, Sewell & Associates, Inc. (“NSAI”), independent petroleum engineers and geologists. At December 31, 2015, 100% of proved oil, natural gas and NGL reserves attributable to our net interests in legacy oil and natural gas properties were estimated and compiled for reporting purposes by our reservoir engineers and audited by Ryder Scott, independent petroleum engineers and geologists and 100% of proved oil, natural gas and NGL reserves attributable to the assets acquired in the GCER Acquisition were estimated and compiled for reporting purposes by our reservoir engineers and audited by NSAI.

The following table presents our estimated proved reserves at our net ownership interest:

	Oil (MBbls)	Gas (MMcf)	NGL (MBbls)	Oil Equivalent (MBoe)
Total proved reserves at December 31, 2014	46,120	136,232	4,096	72,921

Revision of previous estimates	(3,435)	(22,580)	207	(6,991)
Production	(5,161)	(21,458)	(588)	(9,325)
Purchases of reserves	4,029	30,527	385	9,502
Extensions and discoveries	4,801	6,503	481	6,366

Total proved reserves at December 31, 2015	46,354	129,224	4,581	72,473
Revision of previous estimates	(1,712)	10,024	(352)	(394)
Production	(5,126)	(19,001)	(603)	(8,896)
Purchases of reserves	11,128	11,208	950	13,946
Extensions and discoveries	21,722	19,149	1,660	26,573

Total proved reserves at December 31, 2016	72,366	150,604	6,236	103,702
Revision of previous estimates	(2,673)	(15,860)	250	(5,067)
Production	(7,048)	(16,308)	(706)	(10,472)
Extensions and discoveries	10,159	9,220	767	12,462

Total proved reserves at December 31, 2017	72,804	127,656	6,547	100,625

Total proved developed reserves as of:
December 31, 2015	33,016	90,432	3,383	51,471
December 31, 2016	45,753	96,122	4,032	65,805
December 31, 2017	37,460	77,577	3,315	53,704
Total proved undeveloped reserves as of:
December 31, 2015	13,338	38,792	1,198	21,002
December 31, 2016	26,613	54,482	2,204	37,897
December 31, 2017	35,344	50,079	3,232	46,921

(1)

One Boe is equal to six Mcf of natural gas or one Bbl of oil or NGLs based on an approximate energy equivalency. This is an energy content correlation and does not reflect a value or price relationship between the commodities.

During 2017, the Company added 12.5 MMBoe of estimated proved reserves from extensions and discoveries primarily from drilling our Tornado II exploration prospect. These were offset by a decrease of 10.5 MMBoe of production and 5.1 MMBoe of negative performance revisions.

During 2016, the Company added 13.9 MMBoe of estimated proved reserves through the purchase of reserves from the asset transaction of the Sojitz Acquisition. The Company also added 26.6 MMBoe of estimated proved reserves from extensions and discoveries from successful drilling of the Tornado exploration well in the Phoenix Field.

During 2015, the Company added 9.5 MMBoe of estimated proved reserves through purchases of reserves consisting of 5.1 MMBoe and 4.4 MMBoe in estimated proved reserves acquired in the GCER Acquisition and DGE Acquisition, respectively. Downward revisions of previous estimates of 7.0 MMBoe were primarily due to the significant decline in commodity prices resulting in uneconomic reserves.

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil, Natural Gas and NGL Reserves

The following table reflects the standardized measure of discounted future net cash flows relating to our interest in proved oil, natural gas and NGL reserves (in thousands):

	December 31,
	2017	2016	2015
Future cash inflows	$4,308,863	$3,390,612	$2,786,828
Future costs:
Production	(815,509)	(775,354)	(1,363,585)
Development and abandonment	(823,164)	(664,254)	(646,161)

Future net cash flows before income taxes	2,670,190	1,951,004	777,082
Future income tax expense	—	—	—

Future net cash flows before income taxes	2,670,190	1,951,004	777,082
Discount at 10% annual rate	(862,521)	(614,969)	(174,101)

Standardized measure of discounted future net cash flows	$1,807,669	$1,336,035	$602,981

Future cash inflows are computed by applying SEC Pricing to year-end quantities of proved reserves. The discounted future cash flow estimates do not include the effects of our derivative instruments. See the following table for base prices used in determining the standardized measure:

	Year Ended December 31,
	2017	2016	2015
Oil price per Bbl	$51.36	$40.02	$50.72
Natural gas prices per Mcf	$3.20	$2.66	$2.75
NGL price per Bbl	$24.64	$14.96	$17.60

Future net cash flows are discounted at the prescribed rate of 10%. We caution that actual future net cash flows may vary considerably from these estimates. Although our estimates of total proved reserves, development costs and production rates were based on the best information available, the development and production of oil and gas reserves may not occur in the periods assumed. Actual prices realized, costs incurred and production quantities may vary significantly from those used. Therefore, such estimated future net cash flow computations should not be considered to represent our estimate of the expected revenues or the current value of existing proved reserves.

Changes in Standardized Measure of Discounted Future Net Cash Flows

Principal changes in the standardized measure of discounted future net cash flows attributable to our proved oil, natural gas and NGL reserves are as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Standardized measure, beginning of year	$1,336,035	$602,981	$1,888,958
Changes during the year:
Sales, net of production costs	(288,942)	(114,625)	(117,344)
Net change in prices and production costs	555,100	80,174	(1,879,436)
Changes in future development costs	(156,282)	2,292	92,182
Development costs incurred	146,687	108,484	273,532
Accretion of discount	133,603	60,298	188,896
Net change in income taxes	—	—	—
Purchases of reserves	—	222,581	229,052
Extensions and discoveries	328,565	479,833	91,722
Sales of reserves	—	—	—
Net change due to revision in quantity estimates	(113,629)	(5,685)	(103,842)
Changes in production rates (timing) and other	(133,468)	(100,298)	(60,739)

Total	471,634	733,054	(1,285,977)

Standardized measure, end of year	$1,807,669	$1,336,035	$602,981